Investments - Analysis of continual unrealized loss position (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
HTM securities
Less than 12 months Fair Value	$ 46,034	$ 5,807
Held-to-maturity Securities Continuous Unrealized Loss Position Less Than 12 Months Accumulated Loss	(941)	(198)
Equal to or greater than 12 months Fair Value	12,536	33,523
Held-to-maturity Securities Continuous Unrealized Loss Position 12 Months Or Longer Accumulated Loss	(669)	(2,483)
Fixed Maturities And Short Term Investments Available For Sale [Member]
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	8,871,868	2,007,085
Less than 12 month Gross Unrealized Losses	(230,109)	(22,424)
Equal to or greater than 12 months Fair Value	2,117,444	2,033,491
Equal to or greater than 12 months Gross Unrealized Losses	(189,457)	(260,326)
U.S. Government and Government - Related/Supported [Member]
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	1,333,704	307,879
Less than 12 month Gross Unrealized Losses	(30,474)	(2,847)
Equal to or greater than 12 months Fair Value	44,158	9,951
Equal to or greater than 12 months Gross Unrealized Losses	(3,614)	(471)
Corporate
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	2,756,235	476,454
Less than 12 month Gross Unrealized Losses	(59,497)	(10,603)
Equal to or greater than 12 months Fair Value	513,106	607,796
Equal to or greater than 12 months Gross Unrealized Losses	(50,160)	(68,387)
HTM securities
Less than 12 months Fair Value	46,034	4,568
Held-to-maturity Securities Continuous Unrealized Loss Position Less Than 12 Months Accumulated Loss	(941)	(31)
Equal to or greater than 12 months Fair Value	642	23,005
Held-to-maturity Securities Continuous Unrealized Loss Position 12 Months Or Longer Accumulated Loss	(27)	(763)
RMBS - Agency
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	1,485,261	578,823
Less than 12 month Gross Unrealized Losses	(50,362)	(4,541)
Equal to or greater than 12 months Fair Value	169,704	11,135
Equal to or greater than 12 months Gross Unrealized Losses	(11,715)	(994)
RMBS - Non-Agency
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	14,204	6,674
Less than 12 month Gross Unrealized Losses	(604)	(450)
Equal to or greater than 12 months Fair Value	240,946	448,555
Equal to or greater than 12 months Gross Unrealized Losses	(30,522)	(76,418)
CMBS
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	432,820	92,899
Less than 12 month Gross Unrealized Losses	(6,816)	(666)
Equal to or greater than 12 months Fair Value	107,192	23,580
Equal to or greater than 12 months Gross Unrealized Losses	(8,957)	(3,622)
CDO
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	58,239	243
Less than 12 month Gross Unrealized Losses	(217)	(1)
Equal to or greater than 12 months Fair Value	574,613	694,351
Equal to or greater than 12 months Gross Unrealized Losses	(42,717)	(87,155)
Other asset-backed securities
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	196,639	111,431
Less than 12 month Gross Unrealized Losses	(2,149)	(531)
Equal to or greater than 12 months Fair Value	96,528	93,388
Equal to or greater than 12 months Gross Unrealized Losses	(6,691)	(14,904)
HTM securities
Less than 12 months Fair Value	0	1,239
Held-to-maturity Securities Continuous Unrealized Loss Position Less Than 12 Months Accumulated Loss	0	(167)
Equal to or greater than 12 months Fair Value	0	0
Held-to-maturity Securities Continuous Unrealized Loss Position 12 Months Or Longer Accumulated Loss	0	0
U.S. States and political subdivisions of the States [Member]
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	463,974	77,273
Less than 12 month Gross Unrealized Losses	(23,124)	(1,407)
Equal to or greater than 12 months Fair Value	64,324	12,851
Equal to or greater than 12 months Gross Unrealized Losses	(7,646)	(1,539)
Non-U.S. Sovereign Government, Provincial, Supranational, and Government-Related/Supported [Member]
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	2,130,792	355,409
Less than 12 month Gross Unrealized Losses	(56,866)	(1,378)
Equal to or greater than 12 months Fair Value	306,873	131,884
Equal to or greater than 12 months Gross Unrealized Losses	(27,435)	(6,836)
HTM securities
Less than 12 months Fair Value	0	0
Held-to-maturity Securities Continuous Unrealized Loss Position Less Than 12 Months Accumulated Loss	0	0
Equal to or greater than 12 months Fair Value	11,894	10,518
Held-to-maturity Securities Continuous Unrealized Loss Position 12 Months Or Longer Accumulated Loss	(642)	(1,720)
Equity securities
Fixed maturities and short-term investments - AFS:
Less than 12 months Fair Value	155,453	615
Less than 12 month Gross Unrealized Losses	(17,470)	(62)
Equal to or greater than 12 months Fair Value	0	0
Equal to or greater than 12 months Gross Unrealized Losses	$ 0	$ 0